8. LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
LOSS PER SHARE

Components of net loss per share for the year ended December 31, 2013 and 2012 are as follows:

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
		(Restated)
Net income (loss) attributable to common stockholders	$(3,037,594)	$(696,357)

Basic and fully diluted loss per common share	$(0.07)	$(0.01)

Basic and fully diluted weighted average common shares outstanding	45,327,116	47,646,411

Basic loss per share is computed by dividing loss to common stockholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted loss per share includes potentially dilutive securities such as warrants and converted notes using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The equity instruments attached to the warrants were not included in the loss per share calculations because inclusion would have been anti-dilutive.